Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Subsequent Events
20.	SUBSEQUENT EVENTS
The Company evaluated subsequent events from September 30, 2022, the date of these consolidated financial statements, through November 14, 2022, which represents the date the consolidated financial statements were issued, for events requiring adjustment to or disclosure in these consolidated financial statements. There are no material events that require adjustment to or disclosure in these consolidated financial statements.

14. SUBSEQUENT EVENTS
The Company evaluated subsequent events from December 31, 2021, the date of these consolidated financial statements, through April 7, 2022, which represents the date the consolidated financial statements were issued, for events requiring adjustment to or disclosure in these consolidated financial statements. There are no material events that require adjustment to or disclosure in these consolidated financial statements.